Accounts Payable and Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounts Payable and Accrued Expenses
Accounts Payable and Accrued Expenses

Note 7 - Accounts Payable and Accrued Expenses

At September 30, 2024, and December 31, 2023, accounts payable and accrued expenses consisted of the following:

	September 30,	December 31,
($ in thousands)	2024	2023
Accounts payable	$8,759	$6,322
Accrued research and development	561	4,118
Accrued compensation	984	2,838
Other (1)	1,757	739
Total accounts payable and accrued expenses	$12,061	$14,017

(1) Other includes approximately $1.3 million of accrued consideration for the uBriGene Asset Purchase Agreement, see Note 5.

Note 6 - Accounts Payable and Accrued Expenses

At December 31, 2023 and 2022, accounts payable and accrued expenses consisted of the following:

	December 31,
($ in thousands)	2023	2022
Accounts payable	$6,322	$6,833
Accrued research and development	4,118	2,782
Accrued compensation	2,838	3,468
Other	739	648
Total accounts payable and accrued expenses	$14,017	$13,731